                                    [LOGO]




                        BANCROFT CONVERTIBLE FUND, INC.
                               1996 ANNUAL REPORT
                                OCTOBER 31, 1996

                               1996 ANNUAL REPORT
                                OCTOBER 31, 1996


         BANCROFT CONVERTIBLE FUND, INC. OPERATES AS A CLOSED-END, DIVERSIFIED MANAGEMENT INVESTMENT COMPANY AND INVESTS PRIMARILY IN CONVERTIBLE SECURITIES WITH THE OBJECTIVES OF PROVIDING INCOME AND THE POTENTIAL FOR CAPITAL APPRECIATION -- WHICH OBJECTIVES THE COMPANY CONSIDERS TO BE RELATIVELY EQUAL DUE TO THE NATURE OF THE SECURITIES IN WHICH IT INVESTS.



                                   HIGHLIGHTS


The Company

   Began the period with net assets of ...............................    $71,425,036

   Earned net investment income of ...................................      2,996,655

   Realized net capital gains from investment transactions of ........      6,807,244

   Had net unrealized appreciation of investments of .................      5,451,699

   Increased capital from capital share transactions .................      1,745,225
                                                                          -----------
                                                                           88,425,859
   Paid dividends on common stock:
     from net investment income ......................................      3,251,738

     from net realized gains on investment transactions ..............      1,871,807
                                                                          -----------
   Ended the period with net assets of ...............................    $83,302,314
                                                                          ===========
   Common shares outstanding at end of period ........................      2,950,343

The Common Shareholders

   Began the period with each share owned having net asset value of...    $     24.84

   Earned net investment income per share of .........................            .96

   Net realized and unrealized gain on investments of ................           4.19
                                                                          -----------
                                                                                29.99
   Received dividends on each share:*
     from net investment income ......................................           1.11

     from net realized gains on investment transactions ..............           0.65
                                                                          -----------
   Ended the period with each share owned having net asset value of ..    $     28.23
                                                                          ===========

  *Does not include dividend of $2.49 per share to be paid in December, 1996.

                                                 BANCROFT CONVERTIBLE FUND, INC.


To Our Shareholders:

                                                               December 10, 1996

Fiscal year 1996 was a year of change and achievement at Bancroft Convertible Fund, Inc. The death of our Chairman and founder, Ronald E. Dinsmore, in August marked the end of an era. Ron was a pioneer in the use of convertible securities, and his experience will be missed. We are happy he was able to celebrate the Fund's twenty-fifth anniversary in April.

    The stock market has had another tremendous run-up in price reflecting the strong overall flow of money into the stock market from people saving for retirement or college educations. It is less attractive at these levels than it was, but the bond market, with thirty-year US Treasury bonds yielding 6 1/2%, is still attractive. Given that we still believe our economy is becoming more efficient due to technological change and that there are still many investments with excellent potential, we are following a strategy of adding short maturity convertible bonds to the portfolio. These issues may have lower yields but they also should be less volatile due to the proximity of the maturity date.

     As readers of these letters know, Bancroft has been covered by Morningstar, Inc.* in its Closed-End Funds publication. Unfortunately, starting in November 1996, Morningstar ceased publishing this report. We at Bancroft have been proud to see the rating of the Fund improve from three stars to four stars (out of a possible five) over the past few years. In its last report on the Fund, Morningstar gave Bancroft four stars for three-year, five-year, ten-year and overall performance. They also gauged the Fund's historical return profile as 'above average' and its historical risk profile as 'below average' (meaning lower risk). While these measures of past risk and reward provide no guarantees of future performance we thought you should know how the Fund's history has been reported.

    We have determined that the Fund's net asset value (NAV) rose 4.51%. 17.23%, 93.05% and 179.45% for the three-month, one-year, five-year and ten-year periods ended September 30, 1996 (assuming all dividends reinvested at NAV). The value of the Fund's shares rose 3.40%, 16.50%, 92.13% and 145.17%** for those three-month, one-year, five-year and ten-year periods (assuming all dividends reinvested at actual reinvestment price). As quoted in Barron's, Lipper Analytical Service reported that the average open-end convertible fund's NAV+ rose 3.04%, 12.92%, 82.69% and 158.65% for those same periods (also assuming all dividends reinvested).

    The passing of our Chairman and founder in August set in motion a number of changes. The Board of Directors named as the new Chairman, longtime President of the company Thomas H. Dinsmore. Jane D. O'Keeffe was named as the new President, and Duncan O. McKee agreed to return to the Board of Directors to fill the Board vacancy. With the change in ownership and control of the management company, the Fund was required by law to submit the management contract to shareholders for their approval within a limited period of time. This required that a special meeting of shareholders be held.

    This special meeting was held on October 25, 1996 at which the shareholders approved the contract with Davis-Dinsmore Management Company. We thank you for your support and consideration.

    At its November meeting, the Board of Directors declared a $2.49 dividend. This dividend will be payable on December 30, 1996 to shareholders of record December 5, 1996. It will consist of $.18 cents per share from net investment income, $.423 cents per share from short-term capital gains and $1.887 per share from long-term capital gains.

    The 1997 annual meeting will be held at the Parsippany Hilton in Parsippany, New Jersey on February 3, 1997 at 11:00 a.m. All shareholders are welcome to attend.

    Bancroft, its sister fund Ellsworth Convertible Growth and Income Fund, Inc. and their adviser Davis-Dinsmore have opened a page on the Internet. The address appears on page 10 of this report. The easiest and most interesting route to access these pages is through the American Stock Exchange website at www.amex.com.

                                  [SIGNATURE]

                              Chairman of the Board

** Morningstar is an independent statistical service that rates mutual funds.

** Assumes full exercise of rights issued in 1988.

*+ Average NAV of  the forty-two open-end convertible funds followed by Lipper

   Analytical Services, Inc., an independent statistical service.

                                                 BANCROFT CONVERTIBLE FUND, INC.

PORTFOLIO OF INVESTMENTS    OCTOBER 31, 1996

PRINCIPAL
 AMOUNT                                                                                         IDENTIFIED       VALUE
OR SHARES                                                                                          COST         (NOTE A)
---------                                                                                       ----------    -----------
               ADVERTISING -- 3.0%
    28,243 shs Omnicom Group, Inc. common stock.............................................    $  807,425    $ 1,405,089
$1,025,000     Interpublic Group Cos., Inc. 3 3/4% 2002 Euro. cv. sub. deb..................       889,780      1,090,343
                                                                                                ----------    -----------
                                                                                                 1,697,205      2,495,432
                                                                                                ----------    -----------
               AEROSPACE -- 3.8%
    44,104 shs Orbital Sciences Corp. common stock..........................................       823,024        926,184
 2,000,000     Morgan Stanley Group, Inc. 0% 2000 medium-term exch. notes...................     1,852,306      2,205,000
               (exch. for Boeing Company common stock)                                          ----------    -----------
                                                                                                 2,675,330      3,131,184
                                                                                                ----------    -----------
               AUTOMOTIVE -- 3.1%
    48,981 shs Ford Motor Co. common stock..................................................       751,931      1,530,656
 1,000,000     Pep Boys 4% 1999 cv. sub. notes..............................................     1,035,000      1,060,000
                                                                                                ----------    -----------
                                                                                                 1,786,931      2,590,656
                                                                                                ----------    -----------
               BANKING -- 13.4%
    32,472 shs Barnett Banks, Inc. common stock.............................................       511,502      1,237,995
    32,500 shs Boatmens Bancshares, Inc. depositary shares..................................     1,087,588      1,694,063
               (representing 7% cum. cv. A pfd.)
    15,375 shs Chase Manhattan Corp. common stock...........................................       663,097      1,318,406
    25,000 shs First Commerce Corp. 7 1/4% cum. cv. pfd.....................................       671,250      1,034,375
    30,530 shs National City Corp. common stock.............................................       769,153      1,324,239
    15,000 shs ONBANCorp, Inc. 6 3/4% cv. B pfd.............................................       379,375        431,250
    10,000 shs Washington Mutual Savings Bank $6.00 cv. perpetual D pfd.....................       967,500      1,672,500
 1,000,000     BankAtlantic Bancorp 6 3/4% 2006 cv. sub. deb................................     1,000,000      1,100,000
    15,000     Jefferson-Pilot Corp. 7 1/4% 2000 Automatic Common Exchange Securities.......     1,090,250      1,331,250
                                                                                                ----------    -----------
                                                                                                 7,139,715     11,144,078
                                                                                                ----------    -----------
               CAPITAL GOODS -- 9.2%
    70,000 shs Westinghouse Electric Corp. depositary shares................................       981,950      1,146,250
               (representing $1.30 cv. C pfd.)
 1,067,000     Cooper Industries, Inc. 7.05% 2015 cv. sub. deb..............................     1,150,559      1,131,020
 1,000,000     CS First Boston, Inc. 3 1/2% 2001 sr. medium-term exch. notes*...............     1,000,000      1,077,500
               (exch. for General Electric Corp. common stock)
 2,250,000     General Signal Corp. 5 3/4% 2002 cv. sub. notes..............................     2,304,375      2,480,625
 1,750,000     Robbins & Myers, Inc. 6 1/2% 2003 cv. sub. notes.............................     1,750,000      1,820,000
                                                                                                ----------    -----------
                                                                                                 7,186,884      7,655,395
                                                                                                ----------    -----------
               COMMUNICATIONS -- 3.7%
       336 shs MFS Communications Co., Inc. common stock....................................        13,860         16,842
    15,000 shs MFS Communications Co., Inc. depositary shares...............................       502,500      1,301,250
               (representing 8% cum. cv. A pfd.)
 1,200,000     Comcast Cellular Corp. 0% 2000 senior participating zero coupon
               redeemable series A notes....................................................       812,440        846,000
    25,000     Sprint Corp. 8 1/4% 2000 FCENS#..............................................       815,788        887,500
               (exch. for Southern New England Telecommunications Corp. common stock)           ----------    -----------
                                                                                                 2,144,588      3,051,592
                                                                                                ----------    -----------
               DATA-PROCESSING SERVICES -- 4.0%
 1,000,000     CS First Boston, Inc. 3% 2001 sr. medium-term exch. notes*...................     1,000,000        932,500
               (exch. for Electronic Data Systems Corp. common stock)
 1,000,000     First Financial Management Corp. 5% 1999 cv. sub. deb........................     1,000,000      1,880,000
               (exch. for First Data Corp. common stock)
   500,000    National Data Corp. 5% 2003 cv. sub. notes....................................       500,000        500,000
                                                                                                ----------    -----------
                                                                                                 2,500,000      3,312,500
                                                                                                ----------    -----------
               ENERGY -- 9.1%
    30,389 shs AES Corp. common stock.......................................................       871,265      1,333,317
    41,000 shs Chieftain International Funding Corp. 7 1/4% cv. red. pfd....................     1,107,270      1,224,875
    10,000 shs Devon Financing Trust 6 1/2% trust cv. pfd.*.................................       507,500        653,750
               (conv. into Devon Energy Corp. common stock)
    12,500 shs Unocal Capital Trust 6 1/4% trust cv. pfd....................................       679,688        668,750
 1,375,000     Nabors Industries, Inc. 5% 2006 cv. sub. notes...............................     1,429,250      1,564,063
 1,000,000     Pennzoil Company 4 3/4% 2003 exch. sr. deb...................................     1,032,500      1,165,000
               (exch. for Chevron Corp. common stock)
   600,000     Pennzoil Company 6 1/2% 2003 exch. sr. deb...................................       668,719        942,000
               (exch. for Chevron Corp. common stock)                                           ----------    -----------
                                                                                                 6,296,192      7,551,755
                                                                                                ----------    -----------

                 See accompanying notes to financial statements.


(2)

PRINCIPAL
 AMOUNT                                                                                           IDENTIFIED       VALUE
OR SHARES                                                                                            COST         (NOTE A)
---------                                                                                         ----------    -----------
               ENTERTAINMENT -- 6.2%
     7,500 shs American Radio Systems Corp. depositary shares.................................    $  375,000    $   367,500
               (representing 7% cv. exch. pfd.)*
    50,000 shs Hollinger International, Inc. depositary shares................................       489,813        600,000
               (representing 9 3/4% cv. B pfd.)
     8,000 shs SFX Broadcasting, Inc. 6 1/2% cum. cv. exch. D pfd*............................       406,750        443,000
    50,000 shs Triathlon Broadcasting Co. depositary shares...................................       525,000        500,000
               (representing 9% mandatory cv. pfd.)
$1,000,000     Credit Suisse 3% 2001 equity linked certificates...............................     1,000,000      1,012,500
               (exch. for the cash equivalent of Walt Disney Co. common stock)
 1,000,000     Imax Corp. 5 3/4% 2003 cv. sub. notes*.........................................     1,000,000        982,500
   750,000     International CableTel, Inc. 7% 2008 cv. sub. notes*...........................       750,000        663,750
   600,000     International CableTel, Inc. 7 1/4% 2005 cv. sub. notes*.......................       600,000        622,500
                                                                                                  ----------    -----------
                                                                                                   5,146,563      5,191,750
                                                                                                  ----------    -----------
               ENVIRONMENTAL SERVICES -- 0.7%
   500,000     United Waste Systems, Inc. 4 1/2% 2001 cv. sub. notes*.........................       500,000        606,250
                                                                                                  ----------    -----------
               FINANCIAL & INSURANCE -- 11.4%
    15,000 shs American Bankers Insurance Group, Inc. series B cum. cv. pfd...................       751,250        860,625
    30,000 shs American General Delaware, LLC 6% cv. A monthly income preferred securities....     1,515,875      1,567,500
    12,500 shs Frontier Financing Trust 6 1/4% cv. trust originated pfd.*.....................       631,250        668,750
               (conv. into Frontier Insurance Group, Inc. common stock)
   250,000     American Travellers Corp. 6 1/2% 2005 cv. sub. deb.............................       250,000        576,250
 1,300,000     Chubb Capital Corp. 6% 1998 Euro. cv. sub. deb.................................     1,324,500      1,506,375
   851,000     First Central Financial Corp. 9% 2000 cv. sub. deb.............................       862,625        825,470
 1,800,000     Pioneer Financial Services, Inc. 6 1/2% 2003 cv. sub. notes....................     1,813,563      1,872,000
   500,000     RLI Corp. 6% 2003 cv. sub. deb.................................................       527,500        560,000
    35,000     US West, Inc. 7 5/8% 1998 FCENS#...............................................       840,000      1,080,625
               (exch. for Enhance Financial Services Group, Inc. common stock)                    ----------    -----------
                                                                                                   8,516,563      9,517,595
                                                                                                  ----------    -----------
               FOODS -- 2.0%
    10,000 shs Wendy's Financing, Inc. 5% cv. A pfd...........................................       508,888        508,750
               (conv. into Wendy's International, Inc. common stock)
 1,000,000     Grand Metropolitan Public Limited Co. 6 1/2% 2000 cv. sub. deb.*...............     1,000,000      1,170,000
                                                                                                  ----------    -----------
                                                                                                   1,508,888      1,678,750
                                                                                                  ----------    -----------
               HEALTH CARE & DRUGS -- 9.2%
 1,550,000     Ciba Geigy Corp. 6 1/4% 2016 exch. sub. deb.*..................................     1,550,500      1,565,500
               (exch. for ALZA Corp. common stock)
   500,000     Complete Management, Inc. 8% 2003 cv. sub. deb.................................       500,000        577,500
 1,000,000     Medco Containment Service, Inc. 6% 2001 cv. sub. deb...........................     1,324,063      2,362,500
 1,200,000     Morgan Stanley Group, Inc. 0% 2001 medium-term exchangeable notes..............     1,029,913      1,048,500
               (exch. for ADR's representing SmithKline Beecham plc common stock)
 3,500,000     Roche Holdings, Inc. 0% 2010 liquid yield option notes*........................     1,432,831      1,566,250
   500,000     Sandoz Capital BVI Ltd. 2% 2002 cv. sub. notes*................................       526,250        553,125
                                                                                                  ----------    -----------
                                                                                                   6,363,557      7,673,375
                                                                                                  ----------    -----------
               HOTEL SERVICES -- 2.4%
   250,000     HFS, Inc. 4 3/4% 2003 cv. senior notes.........................................       250,000        323,125
 1,500,000     Hilton Hotels Corp. 5% 2006 cv. sub. notes.....................................     1,522,500      1,668,750
                                                                                                  ----------    -----------
                                                                                                   1,772,500      1,991,875
                                                                                                  ----------    -----------
               INDUSTRIAL SERVICES -- 0.8%
   750,000     Quantum Health Resources, Inc. 4 3/4% 2000 cv. sub. deb........................       684,375        691,875
               (conv. into Olsten Corp. common stock)                                             ----------    -----------

               OFFICE EQUIPMENT -- 1.1%
    10,000 shs Alco Standard Corp. depositary shares (representing 6 1/2% cv. BB pfd.)........       805,513        867,500
                                                                                                  ----------    -----------
               RETAIL -- 3.0%
 2,000,000     Home Depot, Inc. 3 1/4% 2001 cv. sub. notes....................................     2,003,125      2,007,500
   500,000     Pier 1 Imports, Inc. 5 3/4% 2003 cv. sub. notes................................       500,000        502,500
                                                                                                  ----------    -----------
                                                                                                   2,503,125      2,510,000
                                                                                                  ----------    -----------

                 See accompanying notes to financial statements.


                                                                             (3)

PRINCIPAL
 AMOUNT                                                                                            IDENTIFIED       VALUE
OR SHARES                                                                                             COST         (NOTE A)
---------                                                                                         -----------    -----------
               TECHNOLOGY -- 8.5%
$  600,000     Conner Peripherals, Inc. 6 1/2% 2002 cv. sub. deb..............................    $   659,000    $   738,000
   475,000     Conner Peripherals, Inc. 6 3/4% 2001 cv. sub. deb..............................        521,313        532,000
   500,000     Emerson Radio Corp. 8 1/2% 2002 sr. cv. sub. deb.*.............................        500,000        350,000
 1,000,000     Morgan Stanley Group, Inc. 0% 2001 exch. note trust certificates*..............        914,290        890,000
               (exch. for a basket of common stocks+)
   600,000     Motorola, Inc. 0% 2013 liquid yield option notes...............................        512,574        408,000
 1,625,000     Thermo Electron Corp. 4 1/4% 2003 cv. sub. deb.*...............................      1,992,800      1,828,125
   125,000     Thermo Instruments Corp. 4 1/2% 2003 cv. sub. deb.*............................        125,000        125,625
   200,000     Thermo Optek Corp. 5% 2000 cv. sub. deb.*......................................        200,000        206,000
   125,000     Thermo Quest Corp. 5% 2000 cv. sub. deb.*......................................        125,000        126,250
   250,000     Thermo Terratech, Inc. 4 5/8% 2003 cv. sub. deb.*..............................        263,750        235,000
   500,000     3Com Corp. 10 1/4% 2001 cv. sub. notes*........................................        692,813      1,037,500
   600,000     VLSI Technology, Inc. 8 1/4% 2005 cv. sub. notes...............................        613,750        571,500
                                                                                                  -----------    -----------
                                                                                                    7,120,290      7,048,000
                                                                                                  -----------    -----------
               TRANSPORTATION -- 0.6%
   500,000     Mercury Air Group, Inc. 7 3/4% 2006 cv. sub. deb...............................        500,000        511,875
                                                                                                  -----------    -----------
               U.S. TREASURY NOTES -- 0.0%
    25,000     6 5/8% 3/31/97**...............................................................         24,980         25,141
                                                                                                  -----------    -----------
               SHORT-TERM NOTES -- 2.8%
 1,400,000     American Express Credit Corp. 5 1/4% 11/4/96...................................      1,398,979      1,398,979
 1,000,000     U.S. Treasury Bill 5.27% 11/14/96..............................................        974,318        974,318
                                                                                                  -----------    -----------
                                                                                                    2,373,297      2,373,297
                                                                                                  -----------    -----------
TOTAL BONDS AND NOTES -- 64.8%................................................................    $48,767,985    $53,943,162
TOTAL PREFERRED STOCKS -- 19.5%...............................................................     12,893,957     16,210,688
TOTAL COMMON STOCKS -- 10.9%..................................................................      5,211,257      9,092,728
TOTAL CORPORATE SHORT-TERM NOTES -- 2.8%......................................................      2,373,297      2,373,297
                                                                                                  -----------    -----------
TOTAL INVESTMENTS -- 98.0%....................................................................    $69,246,496     81,619,875
                                                                                                  ===========
OTHER ASSETS AND LIABILITIES, NET -- 2.0%.....................................................                     1,682,439
                                                                                                                 -----------
TOTAL NET ASSETS -- 100.0%....................................................................                   $83,302,314
                                                                                                                 ===========

* Rule 144A security, may be sold only to qualified institutional buyers.

# Forced Conversion Exchangeable Notes.

+ Ticker symbols: CSCO, EDS, HWP, INTC, MSFT & ORCL.

** Collateral for a letter of credit.

The cost of investments for federal income tax purposes is $69,246,496 resulting in gross unrealized appreciation and depreciation of $13,159,438 and $786,059, respectively, or net unrealized appreciation of $12,373,379 on a tax cost basis.

                 See accompanying notes to financial statements.






                    Pursuant to Section 23 of the Investment
                   Company Act of 1940, notice is hereby given
                   that the Company may in the future purchase
                    shares of Bancroft Convertible Fund, Inc.
                     Common Stock from time to time, at such
                      times, and in such amounts as may be
                   deemed advantageous to the Company. Nothing
                   herein shall be considered a commitment to
                              purchase such shares.


(4)

BANCROFT CONVERTIBLE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

                                                                             OCTOBER 31,
                                                                                 1996
                                                                             -----------
ASSETS:
Investments at value (Identified cost $69,246,496) (Note A) .............    $81,619,875
Cash ....................................................................         61,703
Receivable for securities sold ..........................................      1,542,596
Dividends and interest receivable .......................................        614,425
Other assets ............................................................         12,640
                                                                             -----------
     Total assets .......................................................     83,851,239
                                                                             -----------
LIABILITIES:
Payable for securities purchased ........................................        500,000
Accrued management fee (Note B) .........................................          8,925
Accrued expenses ........................................................         40,000
                                                                             -----------
Total liabilities .......................................................        548,925
                                                                             -----------
    NET ASSETS ..........................................................    $83,302,314
                                                                             ===========

NET ASSETS CONSIST OF:
Undistributed net investment income .....................................    $   524,001
Undistributed net realized gain from investment transactions ............      6,786,172
Unrealized appreciation on investments ..................................     12,373,379
Capital shares (Note D) .................................................         29,503
Additional paid-in capital ..............................................     63,589,259
                                                                             -----------
NET ASSETS ..............................................................    $83,302,314
                                                                             ===========
Net asset value per share ($83,302,314 / 2,950,343 outstanding shares) ..    $     28.23
                                                                             ===========


                  See accompanying notes to financial statements.

================================================================================

STATEMENT OF OPERATIONS   FOR THE YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME (Note A):
Interest ........................................................    $ 2,601,759
Dividends .......................................................      1,352,481
                                                                     -----------
Total Income ....................................................      3,954,240
                                                                     -----------
EXPENSES (Note B):
Management fee ..................................................        583,368
Custodian fees ..................................................         27,899
Transfer agent fees .............................................         49,798
Professional fees ...............................................         68,616
Directors' fees .................................................         37,800
Printing and shareholder relations ..............................        106,086
Treasurer's office ..............................................         25,000
Other ...........................................................         59,018
                                                                     -----------
    Total Expenses ..............................................        957,585
                                                                     -----------
NET INVESTMENT INCOME ...........................................      2,996,655
                                                                     -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions ..................      6,807,244
Net increase in unrealized appreciation of investments ..........      5,451,699
                                                                     -----------
Net gain on investments .........................................     12,258,943
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $15,255,598
                                                                     ===========


                  See accompanying notes to financial statements.

                                                                             (5)

                                                 BANCROFT CONVERTIBLE FUND, INC.


FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING

                                                                                YEARS ENDED OCTOBER 31,
                                                           ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                             1996          1995          1994          1993          1992
                                                           --------      --------      --------      --------      --------
Net asset value, beginning of year ....................    $  24.84      $  23.11      $  25.00      $  22.75      $  21.02
                                                           --------      --------      --------      --------      --------
Net investment income .................................         .96          1.14          1.20          1.26          1.35
Net realized and unrealized gain (loss) ...............        4.19          2.30         (1.18)         3.07          1.70
                                                           --------      --------      --------      --------      --------
    Total from investment operations ..................        5.15          3.44           .02          4.33          3.05
Less distributions:
Dividends from net investment income ..................       (1.11)        (1.17)        (1.24)        (1.24)        (1.32)
Distributions from realized gains .....................        (.65)         (.54)         (.67)         (.84)      --
                                                           --------      --------      --------      --------      --------
    Total distributions ...............................       (1.76)        (1.71)        (1.91)        (2.08)        (1.32)
                                                           --------      --------      --------      --------      --------
Net asset value, end of year ..........................    $  28.23      $  24.84      $  23.11      $  25.00      $  22.75
                                                           ========      ========      ========      ========      ========
Market value, end of year .............................    $  23.88      $  22.25      $  20.13      $  23.00      $  20.63
Total investment return:
    Based on market value* ............................       15.65%        20.17%        (4.88)%       22.90%        18.35%
    Based on net asset value# .........................       21.55%        15.79%          .18%        20.12%        14.87%

Ratios/Supplemental Data:
Net assets, end of year (000's) .......................    $ 83,302      $ 71,425      $ 64,551      $ 67,829      $ 59,436
Ratio of expenses to average net assets ...............         1.2%          1.2%          1.2%          1.2%          1.2%
Ratio of net investment income to average net assets ..         3.9%          4.9%          5.2%          5.4%          6.1%
Portfolio turnover rate ...............................          70%           43%           39%          102%           71%
Average commission rate paid+ .........................    $   0.07          --            --            --            --


* Assumes valuation of the Fund's shares at market price, and reinvestment of dividends at actual reinvestment price.
# Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
+ Disclosure required for fiscal years beginning after September 1, 1995.

                  See accompanying notes to financial statements.

================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEARS ENDED OCTOBER 31,
                                                                    1996                1995
                                                                ------------        ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $  2,996,655        $  3,285,250
  Net realized gain from investment transactions                   6,807,244           1,869,444
  Net unrealized appreciation of investments                       5,451,699           5,012,325
                                                                ------------        ------------
    Net increase in net assets resulting from operations          15,255,598
                                                                                      10,167,019

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                             (3,251,738)         (3,350,427)
Net realized gain on investments                                  (1,871,807)         (1,497,574)
                                                                ------------        ------------
    Total dividends                                               (5,123,545)         (4,848,001)
                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS (Note D)                                1,745,225           1,554,561
                                                                ------------        ------------

    Increase in net assets                                        11,877,278           6,873,579
NET ASSETS AT BEGINNING OF YEAR                                   71,425,036          64,551,457
                                                                ------------        ------------

NET ASSETS AT END OF YEAR (including undistributed net
  investment income of $524,001 and $779,084, respectively)     $ 83,302,314        $ 71,425,036
                                                                ============        ============


                  See accompanying notes to financial statements.

(6)

                                                 BANCROFT CONVERTIBLE FUND, INC.


NOTES TO FINANCIAL STATEMENTS

(A) The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

1. Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between reported closing bid and asked prices. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

2. Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest of $15,417 was earned on cash balances held by the custodian of the Fund's assets during the year ended October 31, 1996.

3. Federal Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes are believed necessary.

4. Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(B) The management fee is paid to Davis-Dinsmore Management Company, investment adviser. The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month. The annual fee is subject to reduction to the extent that the ordinary expenses of the Fund (excluding taxes and interest) exceed 1.5% of the first $100,000,000 and 1% of the excess over $100,000,000 of the average of the monthly net asset values of the Fund for the year.

The adviser's organization furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer up to a maximum of $50,000 a year are reimbursed by the Fund. Such reimbursements amounted to $25,000 for the year ended October 31, 1996. The officers of the Fund are also directors, officers or employees of the investment adviser, and are compensated by the investment adviser.

(C) Purchases and sales of investments, exclusive of corporate short-term notes and government securities, aggregated $51,756,925 and $50,436,939 respectively, for the year ended October 31, 1996. Sales of government securities aggregated $950,499 for the year then ended.

(D) At October 31, 1996 there were 2,950,343 shares of $.01 par value common stock outstanding (9,000,000 shares authorized). During the year ended October 31, 1996, 75,063 shares were issued in connection with reinvestment of dividends from net investment income and capital gains, resulting in an increase in paid-in capital of $1,745,225. During the year ended October 31, 1995, 81,819 shares were issued.

(E) Distributions of 18 cents per share from net investment income and $2.31 per share from realized gains on investments were declared November 25, 1996 to shareholders of record at the close of business December 5, 1996, payable December 30, 1996.


                                                                             (7)

                                                 BANCROFT CONVERTIBLE FUND, INC.


                             TAX STATUS OF DIVIDENDS
                                   (UNAUDITED)

Per share distributions to shareholders during the fiscal year ended October 31, 1996:

                             TOTAL     ORDINARY     LONG-TERM      QUALIFYING
PAYMENT DATE                  PAID      INCOME    CAPITAL GAIN    DISTRIBUTION*
------------                 -----     --------   ------------    -------------
December 28, 1995           $ 0.92     $ 0.327       $0.593           41%
March 25, 1996                0.28       0.28          --             40%
June 24, 1996                 0.28       0.28          --             40%
September 23, 1996            0.28       0.28          --             40%
                            ------     -------       ------
                            $ 1.76     $ 1.167       $0.593

* The percentages set forth above indicate the portion of each ordinary income distribution which qualifies under the Internal Revenue Code for the deduction for dividends received by corporate shareholders.


================================================================================


PRINCIPAL PORTFOLIO CHANGES   AUGUST 1 TO OCTOBER 31, 1996
(UNAUDITED)

                                                                                          SHARES OR PRINCIPAL AMOUNT
                                                                                                                     HELD AT
                                                                                   ADDITIONS      REDUCTIONS        10-31-96
                                                                                   ---------      ----------       ---------
American Travellers Corp. 6 1/2% 2005 cv. sub. deb ..............................                    250,000         250,000
Ciba Geigy 6 1/4% 2016 exch. sub. deb. 144A .....................................    550,000                       1,550,000
Comcast Corp. 3 3/8% 2005 cv. sub. deb ..........................................                    975,000            --
Conner Peripherals, Inc. 6 1/2% 2002 cv. sub. deb ...............................                  1,000,000         600,000
Credit Suisse 3% 2001 equity linked certificates ................................  1,000,000                       1,000,000
CS First Boston, Inc. 2 1/2% 2001 sr. medium term exch. notes 144A ..............                  1,000,000            --
Delta Airlines, Inc. common stock ...............................................                      9,506            --
Frontier Financing Trust 6 1/4% cv. trust originated pfd. 144A ..................     12,500                          12,500
Hilton Hotels Corp. 5% 2006 cv. sub. notes ......................................    500,000                       1,500,000
Hollinger International, Inc. depositary shares representing 9 3/4% cv. B pfd ...     50,000                          50,000
Home Depot, Inc. 3 1/4% 2001 cv. sub. notes .....................................  2,000,000                       2,000,000
Morgan Stanley Group, Inc. 0% 2001 exch. note trust certificates 144A ...........  1,000,000                       1,000,000
National Data Corp. 5% 2003 cv. sub. notes ......................................    500,000                         500,000
Omnicom Group, Inc. 4 1/2% 2000 cv. sub. deb. 144A ..............................                    700,000            --
Pep Boys  4% 1999 cv. sub. notes ................................................  1,000,000                       1,000,000
Pier 1 Imports, Inc. 5 3/4% 2003 cv. sub. notes .................................    500,000                         500,000
Quintiles Transnational Corp. 4 1/4% 2000 cv sub. deb. 144A .....................                    500,000            --
RLI Corp. 6% 2003 cv. sub. deb ..................................................    500,000                         500,000
Robbins & Myers, Inc. 6 1/2% 2003 cv. sub. notes ................................  1,750,000                       1,750,000
Unocal Capital Trust 6 1/4% trust cv. pfd .......................................     12,500                          12,500
US West, Inc. 7 5/8% 1998 exch. notes ...........................................                     20,000          35,000
Washington Mutual Savings Bank $6.00 cv perpetual D pfd .........................                      5,000          10,000
Wendy's Financing, Inc. 5% cv. A pfd ............................................     10,000                          10,000


(8)

                                                 BANCROFT CONVERTIBLE FUND, INC.



REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of Bancroft Convertible Fund, Inc.

    We have audited the accompanying statement of assets and liabilities of Bancroft Convertible Fund, Inc. (the "Fund"), including the portfolio of investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bancroft Convertible Fund, Inc. as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                               COOPERS & LYBRAND L.L.P.


New York, New York
November 19, 1996

                                                                             (9)

                                                 BANCROFT CONVERTIBLE FUND, INC.



                 ADDITIONAL SERVICES AVAILABLE TO SHAREHOLDERS
                                       OF
                        BANCROFT CONVERTIBLE FUND, INC.



    AUTOMATIC DIVIDEND INVESTMENT PLAN You may wish to participate in our Automatic Dividend Investment Plan whereby all of the dividends and distributions on your Bancroft shares are automatically invested in additional shares of the Company's stock at the then current market price or net asset value, whichever is lower. When the market price is lower than net asset value, the Bank, as your agent, will take your dividends or distributions in cash, combine them with those of other Plan participants, and purchase shares in the market and thereby take advantage of the lower commissions on larger purchases. There is no other charge for this service. To join the Plan, fill out and mail the authorization form on the next page.


    CASH PAYMENT PLAN Members of the Dividend Investment Plan may also wish to participate in our Cash Payment Plan which provides a convenient and economical means to increase your investment in the Company's shares. The Cash Payment Plan, for which Mellon Securities Trust Company (the "Bank") acts as your agent, permits you to send cash payments of between $25 to $5,000 per month to the Bank, which will be aggregated with the funds of other participants, to purchase additional Bancroft shares. You pay only a service charge (5% of the amount to be invested with a maximum of $3.00 per transaction) plus your proportionate share of the brokerage commission which is typically at a savings because your funds are combined with others to take advantage of the reduced commission on larger purchases.


================================================================================



                         INVESTMENT ADVISER:
                         Davis-Dinsmore Management Company
                         65 Madison Avenue
                         Morristown, NJ 07960
                         (201) 631-1177

                         CUSTODIAN:
                         The Bank of New York

                         TRANSFER AGENT, REGISTRAR AND
                         SHAREHOLDER SERVICES:
                         ChaseMellon Shareholder Services, L.L.C.
                         P.O. Box 590
                         Ridgefield Park, NJ 07660
                         1-800-851-9677

                         COMMON STOCK LISTING:
                         American Stock Exchange
                         Symbol: BCV

                         INTERNET:
                         http://ourworld.compuserve.com/homepages/dinsmore
                         e-mail: 73117.2356@compuserve.com


(10)

                                                 BANCROFT CONVERTIBLE FUND, INC.


AUTOMATIC DIVIDEND INVESTMENT PLAN
AUTHORIZATION FORM

c/o ChaseMellon Shareholder Services
Shareholder Investment Services
P.O. Box 750
Pittsburgh, PA 15230-0750

Dear Sirs:

  I hold stock certificates, registered in my name, for . . . . . . . . . .
shares of Common Stock of Bancroft Convertible Fund, Inc. (the "Company").

  I wish to invest all the dividends and distributions paid by the Company on my shares automatically in additional shares from the date hereof until this arrangement is terminated as stated below.

AUTHORIZATION

You are authorized to act as my agent as follows:

  A. Establish an Account in my name.

  B. Take into my Account all dividends and distributions paid by the Company on all its Common Stock held in my name now or in the future and on all additional shares of the Company (including fractions) held by you in my Account.

  C. Whenever the Company declares a dividend or distribution payable in cash or, at the option all its shareholders, in Common Stock of the Company at market price or net asset value, whichever is lower, take the dividend or distribution in Common Stock.

  D. Whenever the Company declares a dividend or distribution payable in cash or, at the option of the shareholders for whom you act as agent under the Plan, in the Company's Common Stock at net asset value, take the dividend or distribution in Common Stock if the net asset value as determined by the Company as of the close of business on the last trading day preceding the date of payment is lower then (1) the asked price of the Company's Common Stock in the over-the-counter market, as reported by the National Quotation Bureau, if the Common Stock is not listed on a national securities exchange, or (2) the closing market price of the Common Stock on a national securities exchange, on that trading day, plus brokerage commissions, if the Company's Common Stock is listed on such exchange. If the market price is lower, take the dividend or distribution in cash and add it to my Account.

  E. As soon as practicable after each cash payment is made to my Account, use the funds in my Account to buy in the over-the-counter market or on a national securities exchange, as the case may be, as many additional full shares of the Company's Common Stock as possible, plus a fractional interest in one share computed to four decimal places.

  F. You may mingle the cash in my Account with similar funds of other shareholders of the Company for whom you act as agent under the Plan. The cost of the shares and fractional interest you buy for my Account in connection with a particular dividend or distribution shall be determined by the average cost per share, including brokerage commission, of all shares bought by you for all shareholders for whom you act under the Plan in connection with that dividend or distribution.

  G. Whenever you receive or purchase shares or fractional interests for my Account, you will send me confirmation of the transaction as soon as practicable. You will hold such shares and fractional interests as my agent in your name or the name of your nominee. Do not send me stock certificates for full shares until I so request in writing or until my Account is terminated as stated below. You will vote any shares so held for me in accordance with any proxy returned to the Company by me in respect of the shares of which I am a record owner.

  H. I understand that there is presently no service charge for your serving as my agent and maintaining my Account. You may, however, charge me for extra services performed at my request. I further understand that the Company reserves the right to amend the Plan in the future to impose a service charge. You will be liable only for willful misconduct or gross negligence in acting as my agent under the Plan.


                                                                            (11)

                                                 BANCROFT CONVERTIBLE FUND, INC.


NAME AND ADDRESS

  My name as shown on my Common Stock certificate or certificates (including all names if more than one) and my address, are as follows:

PLEASE PRINT:

  NAME OR NAMES  ...............................................................

  NUMBER AND STREET  ...........................................................

  CITY, STATE AND ZIP CODE  ....................................................

STOCK CERTIFICATES

  I understand that if I hold more than one Common Stock certificate registered in similar but not identical names or if more than one address is shown for me on the Company's Common Stock records, all my shares of Common Stock must be put into the same name and address prior to signing this authorization if all of them are to be covered by one Account. I understand that additional shares subsequently acquired by me otherwise than through the Plan will be covered by my Account if and when they are registered in the same name and address as the shares in my Account.

INCOME TAX

  I understand that participation in the Plan for automatic investment of dividends and distributions does not relieve me of any income tax which may be payable by me on such dividends and distributions.

AMENDMENTS AND CHANGE OF AGENT

  I understand that the Company may amend the terms of the Plan and reserves the right to change the agent which acts for all participants in the Plan at any time by giving written notice thereof to each participant at his address as shown on your records. Any such change shall be effective as to all dividends and distributions payable to shareholders of record on any date more than 30 days after mailing of such notice. Further, I understand that the Company in connection with any dividend or distribution will change the price at which shares of its Common Stock are issued to participants in the Plan if the net asset value of the shares is less than 95% of the fair market value of such shares on the last trading day preceding the payment date of any distribution of net investment income or net capital gain, unless the Board obtains a legal opinion from independent counsel that the purchase of shares at net asset value under these circumstances will not have a material adverse effect upon the federal income tax liability of the Company. The Board may not authorize issuance of shares offered to Plan participants only, if such issuance is at a price less than net asset value, without the prior specific approval of the Company's stockholders or of the Securities and Exchange Commission.

TERMINATION

  I may terminate this authorization and my Account at any time by delivering written notice to you, such termination to be effective as to all dividends and distributions payable to shareholders of record on any date more than 15 days after receipt of such notice by you. I understand that you or the Company may terminate all authorizations for any reason at any time by sending written notice addressed to participants at their addresses as shown on your records, such termination to be effective as to all dividends and distributions payable to shareholders of record on any date more than 30 days after mailing of such notice. I understand you will terminate my Account if you are informed of the transfer of all shares of the Company's Common Stock registered in my name. Following the date of termination, you shall send me at my address shown on your records a stock certificate or certificates for the full shares held by you in my Account and a check for the value of any fractional interest in my Account based on the market price of the Company's Common Stock on that date.

        Date:  .................................................................

        Signature:  ............................................................

  Note: If shares are in more than one name, all must sign.


(12)

                                                 BANCROFT CONVERTIBLE FUND, INC.


DIRECTORS

GORDON F. AHALT               President
                              G.F.A., Inc.

WILLIAM A. BENTON             Retired Stock Exchange Specialist

ELIZABETH C. BOGAN            Senior Lecturer in Economics
                              Princeton University

THOMAS H. DINSMORE, C.F.A.    Chairman of the Board

JANE D. O'KEEFFE              President

DONALD M. HALSTED, JR.        Investor

GEORGE R. LIEBERMAN           Retired Advertising Executive




DIRECTOR EMERITUS

DUNCAN O. MCKEE




OFFICERS

THOMAS H. DINSMORE            Chairman of the Board

JANE D. O'KEEFFE              President

SIGMUND LEVINE                Senior Vice President and
                                Secretary

H. TUCKER LAKE                Vice President, Trading

GARY I. LEVINE                Treasurer and
                                Assistant Secretary